UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549

                          Form 13F

                    Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 2011

 Check here if Amendment [   ];Amendment Number:

 This amendment (Check only one.) :[   ] is a restatement.
                                   [   ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


 Person Signing this Report on Behalf of Reporting Manager:


 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 /s/ Christine M. Sloan            Baltimore, MD            February 14, 2012

      [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [ ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other reporting manager(s).)

 [ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                   Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      49

 Form 13F Information Table Value Total:      $732,656
                                              (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE

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         COLUMN 1              COLUMN 2     COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
      NAME OF ISSUER            TITLE        CUSIP        VALUE     SHRS OR   SH/   PUT/   INVSTMT   OTHER    VOTING AUTHORITY
                               OF CLASS                  (x $1000)   PRN AMT   PRN   CALL  DISCRETN  MANAGER  SOLE    SHARED  NONE


 AIR PRODUCTS & CHEMICALS       COM        009158106     8,519       100,000    SH         SOLE               100,000
 ANADARKO PETROLEUM CORP.       COM        032511107    20,991       275,000    SH         SOLE               275,000
 APACHE CORP.                   COM        037411105    13,587       150,000    SH         SOLE               150,000
 BAKER HUGHES, INC.             COM        057224107    10,458       215,000    SH         SOLE               215,000
 CF INDUSTRIES HOLDINGS, INC.   COM        125269100    10,159        70,069    SH         SOLE                70,069
 CHEVRON CORP.                  COM        166764100   100,016       940,000    SH         SOLE               940,000
 CLIFFS NATURAL RESOURCES       COM        18683K101     8,854       142,000    SH         SOLE               142,000
 CONOCOPHILLIPS                 COM        20825C104    25,504       350,000    SH         SOLE               350,000
 CONSOL ENERGY INC.             COM        20854P109     1,699        46,300    SH         SOLE                46,300
 DEVON ENERGY CORP.             COM        25179M103     8,370       135,000    SH         SOLE               135,000
 DOW CHEMICAL CO.               COM        260543103    15,818       550,000    SH         SOLE               550,000
 ENERGEN CORP.                  COM        29265N108     9,250       185,000    SH         SOLE               185,000
 EOG RESOURCES INC.             COM        26875P101    10,836       110,000    SH         SOLE               110,000
 EQT CORP.                      COM        26884L109     7,671       140,000    SH         SOLE               140,000
 EXXON MOBIL CORP.              COM        30231G102   115,141     1,358,430    SH         SOLE             1,358,430
 FMC CORP.                      COM        302491303    11,185       130,000    SH         SOLE               130,000
 FOREST OIL CORP.               COM        346091705     2,710       200,000    SH         SOLE               200,000
 FREEPORT-MCMORAN COPPER & GOLD COM        35671D857    18,947       515,000    SH         SOLE               515,000
 HALLIBURTON CO.                COM        406216101    14,753       427,500    SH         SOLE               427,500
 HESS CORP.                     COM        42809H107    14,200       250,000    SH         SOLE               250,000
 KINDER MORGAN INC.             COM        49456B101     8,042       250,000    SH         SOLE               250,000
 MARATHON OIL CORP.             COM        565849106     3,805       130,000    SH         SOLE               130,000
 MARATHON PETROLEUM CORP.       COM        56585A102     5,826       175,000    SH         SOLE               175,000
 MDU RESOURCES GROUP, INC.      COM        552690109     5,987       279,000    SH         SOLE               279,000
 MOLYCORP, INC.                 COM        608753109     2,153        89,800    SH         SOLE                89,800
 NABORS INDUSTRIES, LTD.        SHS        G6359F103     2,063       119,000    SH         SOLE               119,000
 NATIONAL FUEL GAS CO.          COM        636180101     9,171       165,000    SH         SOLE               165,000
 NATIONAL OILWELL VARCO         COM        637071101    16,997       250,000    SH         SOLE               250,000
 NEW JERSEY RESOURCES           COM        646025106    13,776       280,000    SH         SOLE               280,000
 NEWFIELD EXPLORATION           COM        651290108     3,018        80,000    SH         SOLE                80,000
 NOBLE ENERGY INC.              COM        655044105    21,238       225,000    SH         SOLE               225,000
 NORTHEAST UTILITIES            COM        664397106     7,214       200,000    SH         SOLE               200,000
 OASIS PETROLEUM, INC.          COM        674215108     4,364       150,000    SH         SOLE               150,000
 OCCIDENTAL PETROLEUM           COM        674599105    30,453       325,000    SH         SOLE               325,000
 OIL STATES INTERNATIONAL       COM        678026105    10,692       140,000    SH         SOLE               140,000
 PEABODY ENERGY CORP.           COM        704549104     7,337       221,600    SH         SOLE               221,600
 PIONEER NATURAL                COM        723787107     8,948       100,000    SH         SOLE               100,000
 POTASH CORP OF SASKATCHEWAN    COM        73755L107    11,930       289,000    SH         SOLE               289,000
 PRAXAIR, INC.                  COM        74005P104    16,035       150,000    SH         SOLE               150,000
 QEP RESOURCES, INC.            COM        74733V100     5,860       200,000    SH         SOLE               200,000
 QUESTAR CORP.                  COM        748356102     3,104       156,300    SH         SOLE               156,300
 ROYAL DUTCH SHELL         SPONSORED ADR A 780259206    19,499       266,783    SH         SOLE               266,783
 SCHLUMBERGER LTD.              COM        806857108    39,278       575,000    SH         SOLE               575,000
 SEADRILL LTD.                  SHS        G7945E105     6,636       200,003    SH         SOLE               200,003
 SOUTHWESTERN ENERGY            COM        845467109     6,388       200,000    SH         SOLE               200,000
 SPECTRA ENERGY CORP.           COM        847560109     6,421       208,812    SH         SOLE               208,812
 TECK RESOURCES LTD.           CL B        878742204     7,038       200,000    SH         SOLE               200,000
 WEATHERFORD INT'L. LTD.        REG        H27013103     5,856       400,000    SH         SOLE               400,000
 WILLIAMS COMPANIES, INC.       COM        969457100    14,859       450,000    SH         SOLE               450,000
                                                       732,656
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